Provision In Lieu Of Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Provision In Lieu Of Income Taxes [Abstract]
Schedule Of Deferred Tax Assets and Liabilities

	At December 31,
	2020	2019

Deferred Tax Related Assets:
Employee benefit liabilities	$233	$224
Regulatory liabilities	48	51
Other	47	28
Total	328	303
Deferred Tax Related Liabilities:
Property, plant and equipment	1,994	1,851
Regulatory assets	255	272
Other	2	1
Total	2,251	2,124
Liability in lieu of deferred income taxes – net	$1,923	$1,821

Components Of Income Tax Provisions (Benefits)

	Year Ended December 31,
	2020	2019	2018

Reported in operating expenses:
Current:
U.S. federal	$100	$69	$112
State	22	22	21
Deferred:
U.S. federal	27	49	21
State	-	-	-
Amortization of investment tax credits	(1)	(2)	(2)
Total reported in operating expenses	148	138	152
Reported in other income and deductions:
Current:
U.S. federal	(17)	(21)	(32)
State	-	-	-
Deferred federal	5	6	(3)
Total reported in other income and deductions	(12)	(15)	(35)
Total provision in lieu of income taxes	$136	$123	$117

Schedule Of Income Tax Reconciliation

	Year Ended December 31,
	2020	2019	2018

Income before provision in lieu of income taxes	$849	$774	$662
Provision in lieu of income taxes at the U.S. federal statutory rate of 21%	$178	$163	$139
Amortization of investment tax credits – net of deferred tax effect	(1)	(2)	(2)
Amortization of excess deferred taxes	(52)	(52)	(18)
Texas margin tax, net of federal tax benefit	18	17	17
Nontaxable gains on benefit plan investments	(2)	(2)	(1)
Other	(5)	(1)	(18)
Reported provision in lieu of income taxes	$136	$123	$117
Effective rate	16.0%	15.9%	17.7%